Investment in associated companies	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Investment in associated companies
We had the following investments in associated companies as of December 31, 2023 and December 31, 2022:

Ownership percentage	December 31, 2023	December 31, 2022
Sonadrill (i)	50%	50%
Gulfdrill (ii)	50%	50%
Paratus Energy Services Ltd (iii)	—%	35%
We account for our investments in associates under the equity method. For transactions with related parties refer to Note 26 – "Related party transactions".
i. Sonadrill
Sonadrill is a joint venture that presently operates three drillships focusing on opportunities in Angolan waters. Seadrill owns a 50% stake in Sonadrill, with the remaining 50% interest owned by Sonangol EP ("Sonangol"). Both companies initially committed to charter two units each into the joint venture. As of December 31, 2023, Sonadrill leased three drillships, including the Libongos and Quenguela from Sonangol, and the West Gemini from Seadrill. Seadrill manages all three units for the joint venture.
The Libongos has been operating within the joint venture since 2019, and the Quenguela commenced operations on its maiden contract in March 2022. On July 1, 2022, Seadrill novated their drilling contract for the West Gemini in Angola to the Sonadrill joint venture and leased the West Gemini to Sonadrill for the duration of that contract and the follow-on contract. The West Gemini is leased to Sonadrill at a nominal charter rate based on a commitment made under the terms of the joint venture agreement.
Seadrill's investment in the Sonadrill joint venture includes initial equity capital and certain other contingent commitments, including the commitment to charter up to two drillships to the joint venture at a nominal charter rate, contingent on Sonadrill obtaining drilling contracts for the units. The lease of the West Gemini to Sonadrill for the duration of the contracts for a nominal charter rate is considered part of Seadrill’s investment in the joint venture. As such, the company recorded a liability equal to the fair value of the lease at the commencement of the West Gemini lease to Sonadrill, with the offsetting entry being a basis difference against the investment in Sonadrill.
The remaining committed Seadrill rig will be leased to the joint venture once Sonadrill secures a drilling contract.
ii. Gulfdrill
Seadrill owns a 50% stake in Gulfdrill, a joint venture that operates five premium jackups in Qatar with Qatargas. The remaining 50% interest is owned by Gulf Drilling International ("GDI"), which manages all five rigs. Three of Seadrill's jackup rigs are leased to the joint venture, namely the West Castor, West Telesto, and West Tucana. The two additional units are leased from a third-party shipyard, and all costs associated with these units are borne by Gulfdrill.
iii. Paratus Energy Services Ltd
PES, formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex (100%), Seabras Sapura (50%), and Archer (15.7%). As part of Seadrill's comprehensive restructuring process, we disposed of 65% of our equity interest in PES in January 2022, reducing our shareholding to 35%. As a result, the carrying value of PES's net assets were deconsolidated from Seadrill's Consolidated Balance Sheet and were replaced with an equity method investment representing the fair value of the retained 35% interest. This resulted in a loss of $112 million that was reported through reorganization items, as set out further in Note 4 – "Chapter 11".
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023 for total consideration of $44 million. As the total consideration received approximated the book value disposed, a minor gain has been recognized in the Consolidated Statement of Operations. In connection with the sale, on March 14, 2023, we provided each of PES and SeaMex Holdings Ltd ("SeaMex Holdings") with a termination notice regarding (i) the Master Services Agreement by and between PES and Seadrill Management Ltd, dated January 20, 2022 (the "Paratus MSA"), and (ii) the Master Services Agreement by and among SeaMex Holdings, certain operating companies party thereto and SML, dated January 20, 2022 (the "SeaMex MSA"), respectively. The Paratus MSA terminated on November 30, 2023; and the SeaMex MSA terminated on November 17, 2023. The termination of the Paratus MSA and SeaMex MSA did not have a material effect on the Company's financial results.
For further information on Seadrill's comprehensive restructuring, including the disposal of the 65% interest in Paratus Energy Services Ltd, please refer to Note 4 – "Chapter 11".
Share in results from associated companies
Our share in results of our associated companies were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

Sonadrill	31	2	1	5
Gulfdrill	6	4	—	(2)
PES	—	(8)	(3)	—
Total share in results from associated companies (net of tax)	37	(2)	(2)	3
Seadrill recorded $8 million of losses from its share of the post-emergence results of PES until September 30, 2022, when it entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The deal was closed on February 24, 2023, and the carrying values of the equity method investment in PES, together with certain other related balances, approximately equal the agreed sales price. There was no material gain or loss on the sale, and there has been no further recognition of PES results after the agreement date. Accordingly, we have not presented a summary of the results of PES in the section below.
Summary of Consolidated Statements of Operations for our investments in associated companies
The results of Sonadrill and our share in those results is summarized below:

Sonadrill	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues	357	200	14	94
Net operating income	101	21	2	18
Net income	79	10	2	11

Seadrill ownership percentage	50%	50%	50%	50%
Share in results from Sonadrill (net of tax)	39	5	1	5
Basis difference amortization	(8)	(3)	—	—
Net share in results from Sonadrill	31	2	1	5
The results of Gulfdrill and our share in those results is summarized below:

Gulfdrill	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues	199	167	28	142
Net operating income/(loss)	16	14	2	(4)
Net income/(loss)	12	9	1	(4)

Seadrill ownership percentage	50%	50%	50%	50%
Share in results from Gulfdrill (net of tax)	6	4	—	(2)
Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2023	December 31, 2022
Sonadrill	80	49
Gulfdrill	10	4
PES	—	31
Total	90	84
Summarized Consolidated Balance sheets for our investments in associated companies
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

(In $ millions)	December 31, 2023	December 31, 2022
Current assets	169	105
Non-current assets	—	1
Current liabilities	(25)	(40)
Non-current liabilities	—	(1)
Net assets	144	65
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	72	33
Basis difference net of amortization (i)	8	16
Net book value of Seadrill investment	80	49
(i) On July 1, 2022, Seadrill recorded a liability of $21 million reflecting the fair value of the lease of the West Gemini to the Sonadrill joint venture at a nominal charter rate, with the offsetting entry being a basis difference in the joint venture. This basis difference is amortized over the lease term.
The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

(In $ millions)	December 31, 2023	December 31, 2022
Current assets	118	110
Non-current assets	114	80
Current liabilities	(78)	(129)
Non-current liabilities	(134)	(54)
Net assets	20	7
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	10	4